Cash and Cash Equivalents (Tables)	11 Months Ended
Apr. 30, 2015
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents

	April 30,	May 31,
(in millions)	2015	2014
Cash	$499.7	$365.8
Cash equivalents	27.0	209.5
Total cash and cash equivalents	$526.7	$575.3